Related party transactions - compensation to directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Compensation	€ 18,830	€ 29,861	€ 39,329
Director
Disclosure of transactions between related parties [line items]
Compensation	€ 18,830	€ 29,861	€ 39,329